Long-term investment - Additional information (Details)	1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) director	Jan. 31, 2022 CNY (¥) director	Aug. 31, 2021 USD ($) director	Aug. 31, 2021 CNY (¥) director	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Total cash consideration | $							$ 15,117,687
Loss incurred | $							(166,334)
Medical Star
Schedule of Equity Method Investments [Line Items]
Total cash consideration			$ 308,385	¥ 2,000,000			308,385
Equity method investment, ownership percentage			20.00%	20.00%
Loss incurred | $						$ 32,200	(32,200)
Number of directors in board | director			7	7
Number of directors can be appointed | director			3	3
Voting power (in percent)			43.00%	43.00%
Fujian Fishery
Schedule of Equity Method Investments [Line Items]
Total cash consideration	$ 14,809,302	¥ 94,012,410					14,809,302
Equity method investment, ownership percentage	3.00%	3.00%
Loss incurred | $					$ 134,134		$ (134,134)
Number of directors in board | director	5	5
Number of directors can be appointed | director	1	1
Voting power (in percent)	20.00%	20.00%